Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2023		Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Cash flows provided by (used in) operating activities
Net income		$ 1,430		$ 1,688	$ 1,666	$ 3,550	$ 5,058
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		736		438	243	1,469	621
Amortization and impairment	[1]	274		282	260	833	769
Stock options and restricted shares expense		3		3	3	8	15
Deferred income taxes		(62)		206	(31)	(126)	72
Losses (gains) from debt securities measured at FVOCI and amortized cost		(27)		(31)	(6)	(68)	(41)
Net losses (gains) on disposal of property and equipment				(3)	(9)	(3)	(9)
Other non-cash items, net		1,582		1	(278)	1,643	(340)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		4,483		(2,757)	7,868	5,459	3,040
Loans, net of repayments		(1,040)		(8,411)	(14,320)	(11,658)	(51,812)
Deposits, net of withdrawals		(1,803)		9,573	9,169	(470)	54,323
Obligations related to securities sold short		1,018		(908)	1,209	2,465	(2,611)
Accrued interest receivable		108		(564)	(188)	(744)	(427)
Accrued interest payable		406		905	222	2,047	389
Derivative assets		(1,015)		1,440	10,382	13,041	(333)
Derivative liabilities		2,298		(2,788)	(5,515)	(13,354)	7,631
Securities measured at FVTPL		(13,015)		290	(3,061)	(15,136)	1,231
Other assets and liabilities measured/designated at FVTPL		1,197		215	3,438	5,304	7,231
Current income taxes		46		(400)	69	250	(980)
Cash collateral on securities lent		(585)		1,581	205	239	836
Obligations related to securities sold under repurchase agreements		5,944		5,590	(3,131)	5,620	(9,553)
Cash collateral on securities borrowed		(3,240)		2,189	(654)	1,829	(2,909)
Securities purchased under resale agreements		(4,098)		(4,608)	4,154	(4,675)	7,437
Other, net		(1,135)		2,471	(3,747)	2,525	(5,788)
Cash flows provided by (used in) operating activities		(6,495)		6,402	7,948	48	13,850
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness				750	0	1,750	1,000
Redemption/repurchase/maturity of subordinated indebtedness				(1,500)	0	(1,500)	0
Issue of limited recourse capital notes, net of issuance cost				0	798		798
Redemption of preferred shares				0	(800)		(800)
Issue of common shares for cash		46		44	44	138	188
Purchase of common shares for cancellation				0	0		(134)
Net sale (purchase) of treasury shares		(4)		2	3	(2)	1
Dividends and distributions paid		(571)		(546)	(755)	(1,688)	(2,222)
Repayment of lease liabilities		(84)		(83)	(81)	(249)	(240)
Cash flows provided by (used in) financing activities		(613)		(1,333)	(791)	(1,551)	(1,409)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(19,689)		(20,516)	(13,782)	(62,294)	(54,265)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		9,965		5,977	4,679	20,435	16,885
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		8,758		8,726	7,410	26,171	20,019
Acquisition of Canadian Costco credit card portfolio				0	0		(3,078)
Net sale (purchase) of property, equipment and software		(238)		(240)	(272)	(724)	(717)
Cash flows provided by (used in) investing activities		(1,204)		(6,053)	(1,965)	(16,412)	(21,156)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(84)		49	(10)	(75)	92
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		(8,396)		(935)	5,182	(17,990)	(8,623)
Cash and non-interest-bearing deposits with banks at beginning of period		21,941	[2]	22,876	20,768	31,535	34,573
Cash and non-interest-bearing deposits with banks at end of period	[2]	13,545		21,941	25,950	13,545	25,950
Cash interest paid		7,977		6,590	2,342	20,887	4,142
Cash interest received		11,404		9,876	5,349	31,002	12,752
Cash dividends received		323		242	263	816	808
Cash income taxes paid		$ 394		$ 629	$ 441	$ 1,427	$ 2,354

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $471 million (April 30, 2023: $494 million; July 31, 2022: $482 million) and interest-bearing demand deposits with Bank of Canada.